Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stocks [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2023	$ 3,643	$ 316,385,759	$ (2)	$ 176,591	$ (301,225,705)	$ 15,340,286
Beginning balance, shares at Jun. 30, 2023	364,519		(229)
Stock - based compensation - stock options		2,823,764				2,823,764
Stock-based compensation - restricted stock units		1,763,450				1,763,450
Proceeds from issuance of common stock, net of costs of $1,543,038	$ 2,449	27,800,490				27,802,939
Proceeds from issuance of common stock, net of costs, shares	243,375
Issuance of common stock from vesting of restricted stock units	$ 122	(97)	$ (25)
Issuance of common stock from vesting of restricted stock units, shares	12,240		(2,404)
Stock-based compensation - issuance of common stock for services rendered	$ 15	72,885				72,900
Stock-based compensation - issuance of common stock for services rendered, shares	1,500
Deemed dividend for ratchet adjustment to warrants		886,423			(886,423)
Reclassification of unrealized gains on available-for-sale investments upon settlement				(176,591)		(176,591)
Issuance of additional shares for fractional shares effected by the reverse split
Issuance of additional shares for fractional shares effected by the reverse split, shares	7
Net Loss					(32,120,533)	(32,120,533)
Ending balance, value at Jun. 30, 2024	6,229	349,732,674	(27)		(334,232,661)	15,506,215
Ending balance, value at Jun. 30, 2024	$ 62	349,738,841	$ (27)		(334,232,661)	15,506,215
Ending balance, shares at Jun. 30, 2024	621,640		(2,633)
Stock - based compensation - stock options		118,898				118,898
Stock-based compensation - restricted stock units		301,491				301,491
Proceeds from issuance of common stock, net of costs of $1,543,038	$ 16	2,259,047				2,259,063
Proceeds from issuance of common stock, net of costs, shares	162,794
Issuance of common stock from vesting of restricted stock units
Issuance of common stock from vesting of restricted stock units, shares	341
Stock-based compensation - issuance of common stock for services rendered		33,450				33,450
Stock-based compensation - issuance of common stock for services rendered, shares	1,500
Deemed dividend for ratchet adjustment to warrants		325,041			(325,041)
Issuance of additional shares for fractional shares effected by the reverse split	$ 1	(1)
Issuance of additional shares for fractional shares effected by the reverse split, shares	12,024
Net Loss					(4,152,032)	(4,152,032)
Ending balance, value at Sep. 30, 2024	$ 79	352,776,767	$ (27)		(338,709,734)	14,067,085
Ending balance, shares at Sep. 30, 2024	798,299		(2,633)
Beginning balance, value at Jun. 30, 2024	$ 6,229	349,732,674	$ (27)		(334,232,661)	15,506,215
Beginning balance, shares at Jun. 30, 2024	621,640		(2,633)
Beginning balance, value at Jun. 30, 2024	$ 62	349,738,841	$ (27)		(334,232,661)	15,506,215
Stock - based compensation - stock options		1,195,447				1,195,447
Stock-based compensation - restricted stock units		1,202,809				1,202,809
Proceeds from issuance of common stock, net of costs of $1,543,038	$ 989	15,673,624				15,674,613
Proceeds from issuance of common stock, net of costs, shares	988,395
Issuance of common stock from vesting of restricted stock units	$ 11	(9)	$ (2)
Issuance of common stock from vesting of restricted stock units, shares	11,314		(204)
Stock-based compensation - issuance of common stock for services rendered	$ 6	73,674				73,680
Stock-based compensation - issuance of common stock for services rendered, shares	6,000
Issuance of common stock from exercise of warrants	$ 224	2,901,117				2,901,341
Issuance of common stock from exercise of warrants, shares	223,130
Issuance of common stock from cashless exercise of warrants
Issuance of common stock from cashless exercise of warrants, shares	422
Deemed dividend for ratchet adjustment to warrants		369,465			(369,465)
Issuance of additional shares for fractional shares effected by the reverse split	$ 17	(17)
Issuance of additional shares for fractional shares effected by the reverse split, shares	66,159
Net Loss					(17,542,120)	(17,542,120)
Ending balance, value at Jun. 30, 2025	7,476	371,148,784	(29)		(352,144,246)	19,011,985
Ending balance, value at Jun. 30, 2025	$ 192	371,156,068	$ (29)		(352,144,246)	19,011,985
Ending balance, shares at Jun. 30, 2025	1,917,061		(2,836)
Beginning balance, shares at Sep. 30, 2024	798,299		(2,633)
Beginning balance, value at Sep. 30, 2024	$ 79	352,776,767	$ (27)		(338,709,734)	14,067,085
Stock - based compensation - stock options		385,328				385,328
Stock-based compensation - restricted stock units		265,804				265,804
Proceeds from issuance of common stock, net of costs of $1,543,038	$ 83	13,415,467				13,415,550
Proceeds from issuance of common stock, net of costs, shares	825,600
Issuance of common stock from vesting of restricted stock units
Issuance of common stock from vesting of restricted stock units, shares	381
Exercise of warrants	$ 22	2,901,319				2,901,341
Exercise of warrants, shares	223,130
Cashless exercise of warrants
Cashless exercise of warrants, shares	422
Deemed dividend for ratchet adjustment to warrants		44,424			(44,424)
Net Loss					(7,112,529)	(7,112,529)
Ending balance, value at Dec. 31, 2024	$ 184	369,789,109	$ (27)		(345,866,687)	23,922,579
Ending balance, shares at Dec. 31, 2024	1,847,832		(2,633)
Stock - based compensation - stock options		338,412				338,412
Stock-based compensation - restricted stock units and restricted shares		345,372				345,372
Issuance of common stock from vesting of restricted stock units	$ 7	(5)	$ (2)
Issuance of common stock from vesting of restricted stock units, shares	6,743		(203)
Net Loss					(2,788,418)	(2,788,418)
Ending balance, value at Mar. 31, 2025	$ 191	370,472,888	$ (29)		(348,655,105)	21,817,945
Ending balance, shares at Mar. 31, 2025	1,854,575		(2,836)
Beginning balance, shares at Jun. 30, 2025	1,917,061		(2,836)
Beginning balance, value at Jun. 30, 2025	$ 192	371,156,068	$ (29)		(352,144,246)	19,011,985
Stock - based compensation - stock options		268,388				268,388
Stock-based compensation - restricted stock units and restricted shares		270,559				270,559
Proceeds from issuance of common stock, net of costs of $1,543,038	$ 562	10,457,067				10,457,629
Proceeds from issuance of common stock, net of costs, shares	5,620,000
Issuance of common stock from vesting of restricted stock units
Issuance of common stock from vesting of restricted stock units, shares	3,255
Deemed dividend for ratchet adjustment to warrants		43,544			(43,544)
Net Loss					(5,087,557)	(5,087,557)
Ending balance, value at Sep. 30, 2025	$ 754	382,195,626	$ (29)		(357,275,347)	24,921,004
Ending balance, shares at Sep. 30, 2025	7,540,316		(2,836)
Stock - based compensation - stock options		197,336				197,336
Stock-based compensation - restricted stock units and restricted shares		216,169				216,169
Issuance of common stock from vesting of restricted stock units
Issuance of common stock from vesting of restricted stock units, shares	3,255
Net Loss					(6,069,475)	(6,069,475)
Ending balance, value at Dec. 31, 2025	$ 754	382,609,131	$ (29)		(363,344,822)	19,265,034
Ending balance, shares at Dec. 31, 2025	7,543,571		(2,836)
Stock - based compensation - stock options		1,561,366				1,561,366
Stock-based compensation - restricted stock units and restricted shares		51,491				51,491
Issuance of common stock from vesting of restricted stock units
Issuance of common stock from vesting of restricted stock units, shares	1,104
Net Loss					(5,270,299)	(5,270,299)
Ending balance, value at Mar. 31, 2026	$ 754	$ 384,221,988	$ (29)		$ (368,615,121)	$ 15,607,592
Ending balance, shares at Mar. 31, 2026	7,544,675		(2,836)